Equity-Based Compensation	9 Months Ended
Sep. 30, 2025
Equity-Based Compensation [Abstract]
Equity-Based Compensation

Note 11. Equity-Based Compensation

Incentive Plans

2024 Omnibus Incentive Plan

The Company has reserved 13.0 million shares of Common Stock for issuance pursuant to the 2024 Omnibus Incentive Plan (the “2024 Incentive Plan”), and the maximum number of units that may be issued pursuant to the vesting of incentive awards under the 2024 Incentive Plan is 13.0 million units, subject to certain adjustments. Each unit represents the right to receive one share of Common Stock. The 2024 Incentive Plan authorizes the awards of several types of equity compensation including stock options, restricted stock units (“RSU”), stock appreciation rights, performance awards (“PRSU”) and other stock-based compensation.

Restricted Stock Units

RSU outstanding at September 30, 2025 generally vest 33⅓% annually over the three years from date of grant and are dependent upon continued employment. Non-employee board of director grants generally vest one year after the date of grant or on the date of the annual stockholders’ meeting following the date of grant, whichever date occurs first. As RSU vest, the units will be settled in shares of common stock based on a one-to-one ratio.

USARE LLC Incentive Plan

USARE LLC issued incentive units under the Amended and Restated Incentive Plan dated May 1, 2020 and the Second Amended and Restated Equity Incentive Plan dated August 26, 2022 and amended November 2, 2022 and February 10, 2024 (the “Legacy Incentive Plan”). The incentive units were intended to constitute “profit interests” within the meaning of the U.S. Internal Revenue Service (“IRS”) Revenue Procedures 93-27 and 2001-43 (or the corresponding requirements of any subsequent guidance promulgated by the IRS or other applicable law). The rights and preferences of the incentive units were defined in the respective incentive unit agreements. The Company did not forfeit or grant any new incentive units under the Legacy Incentive Plan as of the closing date of the Merger. In addition, no new grants will be awarded under this plan.

Restricted Stock Unit Fair Value Assumption

The fair value of RSU granted to employees are based on the Company’s common stock price on the date of grant.

Stock-based Compensation Expense

The following table presents the stock-based compensation expense.

		Three Months Ended September 30,		Nine Months Ended September 30,
	Incentive Plan	2025	2024	2025	2024
		(In thousands)
Restricted stock units(1)	2024 Incentive Plan	$3,209	$—	$3,209	$—
Incentive units	Legacy Incentive Plan	(200)	158	241	417
Class A units(2)	Legacy Incentive Plan	—	—	841	(225)
Total		$3,009	$158	$4,291	$192

(1)      The Company recognized $1.6 million during the three and nine months ended September 30, 2025 related to the modification of an equity award of the Company’s former Chief Executive Officer (“CEO”).

(2)      In the nine months ended September 30, 2024, USARE LLC recorded equity-based compensation for issuance of its Class A Units to certain consultants pursuant to existing bonus agreements. In the nine months ended September 30, 2024, USARE LLC recorded the forfeiture of equity-based compensation of the Company’s former CEO.

Restricted Stock Unit Activity

The following table presents RSU activity under the 2024 Incentive Plan.

	Number of Shares	Weighted Average Grant Date Fair Value
	(In thousands)	(Per share)
Awarded	1,252	$16.83
Balance, September 30, 2025	1,252	16.83

Unamortized Stock-Based Compensation Costs

Stock-based compensation costs related to unvested RSUs will generally be amortized on a straight-line basis over the remaining average service period of each award. The following table presents the unamortized compensation costs and weighted average service period as of September 30, 2025.

	Unamortized Compensation Costs	Weighted Average Service Period
	(In thousands)	(In years)
Restricted stock units	$18,790	1.25